Leases - Schedule of Components of Lease Expense and Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance lease cost
Amortization of right-of-use assets	$ 16	$ 16	$ 39
Interest on lease liabilities	2	2	11
Total finance lease cost	18	18	50
Operating lease cost	17,105	13,145	9,916
Short-term lease cost	0	237	339
Variable lease cost	2,157	1,407	1,525
Total lease cost	19,280	14,807	11,830
Other information
Cash paid for amounts included in the measurement of lease liabilities	12,909	10,172	7,975
Operating cash flows from finance leases	(2)	(2)	(11)
Operating cash flows from operating leases	(12,891)	(10,154)	(7,908)
Financing cash flows from finance leases	(16)	(16)	(56)
ROU assets obtained in exchange for new and modified finance lease liabilities	0	0	88
ROU assets obtained in exchange for new and modified operating lease liabilities	$ 5,501	$ 91,313	$ 10,091
Weighted-average remaining lease term - finance leases (in years)	1 year 2 months 12 days	2 years 2 months 12 days	3 years 2 months 12 days
Weighted-average remaining lease term - operating leases (in years)	33 years 3 months 18 days	32 years 4 months 24 days	28 years 3 months 18 days
Weighted average discount rate – finance leases	5.69%	5.69%	5.69%
Weighted average discount rate – operating leases	6.40%	6.41%	6.61%